Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments and Other Receivables
Schedule of prepayments and other receivables	Prepayments and other receivables consisted of the following:

	December 31, 2020		December 31, 2019
	RMB	US$	RMB
Lease prepayments, current portion	534	82	524
Other receivables	569	87	534
	1,103	169	1,058